INCOME TAXES - Schedule of Net Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 142,235
REE Automotive UK Limited
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	11,535
REE Automotive Holdings Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	338
REE Automotive Japan K.K.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 25